Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 2,061	$ 1,964
Trade and other receivables (Note 6)	9,486	11,552
Inventories (Note 7)	8,657	8,835
Prepaid expenses	2,832	3,030
Total current assets	23,036	25,381
Restricted cash	4,351	4,139
Property, plant and equipment (Note 8)	153,101	161,299
Total assets	180,488	190,819
Trade and other payables	22,960	27,060
Metals contract liability (Note 9)	12,512	11,324
Derivative instruments (Note 10)	1,230	991
Convertible debenture (Note 10)	15,384	0
Shares pending issuance from retraction (Note 10)	436	0
Pre-payment facility (Note 11)	2,250	0
Promissory note (Note 12)	4,275	2,500
Royalty payable (Note 14)	2,160	0
Government loan (Note 13)	0	222
Total current liabilities	61,207	42,097
Other long-term liabilities	1,610	1,815
Metals contract liability (Note 9)	24,325	19,665
Convertible debenture (Note 10)	0	9,621
Royalty payable (Note 14)	1,787	0
Post-employment benefit obligations (Note 15)	6,537	6,969
Decommissioning provision (Note 16)	12,193	11,715
Deferred tax liabilities (Note 23)	629	348
Total liabilities	108,288	92,230
Equity
Share capital (Note 17)	455,548	449,374
Equity reserve	52,936	50,905
Foreign currency translation reserve	8,325	9,797
Deficit	(463,391)	(428,849)
Attributable to shareholders of the Company	53,418	81,227
Non-controlling interests (Note 19)	18,782	17,362
Total equity	72,200	98,589
Total liabilities and equity	$ 180,488	$ 190,819